TRADE RECEIVABLES, NET - NON-CURRENT AND CURRENT (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of trade receivables [Line Items]
Trade receivables	$ 8,710	$ 4,545
Trade receivables, net	4,261	0
Trade receivables, net – Non-current	4,261	0
Current accounts	1,560,033	1,586,615
Trade receivables with related parties	18,957	23,251
Trade receivables, net	1,535,716	1,562,058
Accumulated impairment
Disclosure of trade receivables [Line Items]
Trade receivables, net	(4,449)	(4,545)
Trade receivables, net	$ (43,274)	$ (47,808)